Financial Risk Management and Fair Value of Financial Instruments - Disclosure of Reconciliation of Financial Assets Recurring Fair Value Measurements Explanatory (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Purchase	¥ 37,281	¥ 1,829	¥ 1,807,527	¥ 1,965,328	¥ 2,041,173
Sell	(1,714)	(318,416)	(324,791)	(2,925,265)	(929,785)
Included in earnings	(23,154)	(4,503)	61,834	(42,960)	(7,731)
Recurring fair value measurement [member]
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Beginning balance	¥ 1,685,146	¥ 317,042	317,042	1,218,524	53,868
Purchase			1,665,195	1,965,328	2,041,173
Sell			(324,791)	(2,925,265)	(929,785)
Included in earnings			22,745	42,960	7,731
Foreign exchange effect			4,955	15,495	45,537
Ending balance			¥ 1,685,146	¥ 317,042	¥ 1,218,524